SCHEDULE OF BANK LOANS (Details) - USD ($)		Oct. 31, 2023	Oct. 14, 2022	Jul. 30, 2022	Jan. 06, 2022	Jul. 07, 2021	Dec. 31, 2023	Dec. 31, 2022
Short-term bank loans							$ 294,370	$ 332,309
Loan from Shenzhen Qianhai Weizhong Bank	[1]						123,945	218,722
Long-term bank loan							418,315	551,031
Bank Of Jiangsu [Member]
Short-term bank loans	[2]						39,437	43,496
Bank Of Jiangsu [Member] | Loan Agreement [Member]
Short-term bank loans				$ 43,496		$ 47,054
Long-term bank loan				Jul. 30, 2023		Jul. 07, 2022
China Construction Bank [Member]
Short-term bank loans	[3]						$ 254,933	$ 288,813
China Construction Bank [Member] | Loan Agreement [Member]
Short-term bank loans			$ 71,768		$ 217,045
Long-term bank loan		Oct. 31, 2023	Oct. 14, 2023		Jan. 06, 2023

[1]	On September 16, 2021, Meiwu Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr. Changbin Xia, for whom the chief executive officer of Meiwu Shenzhen. The maturity date of this loan is extended to March 16, 2024
[2]	On July 7, 2021, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum. On July 30, 2022, Meiwu Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $43,496 as working capital for one year, with maturity date of July 30, 2023. The loan bears a fixed interest rate of 7.134% per annum. The maturity date of this loan is extended to October 31, 2023.
[3]	On January 6, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $217,045 as working capital for one year, with maturity date of January 6, 2023. The loan bears a fixed interest rate of 4.0525% per annum. And the maturity date of this loan is extended to April 16, 2023.On October 14, 2022, Meiwu Shenzhen entered into a loan agreement with China Construction Bank to borrow $71,768 as working capital for one year, with maturity date of October 14, 2023. The loan bears a fixed interest rate of 3.90% per annum.